AOMT II, LLC ABS-15G

Exhibit 99.21

Conditions Report XXX

Loans in Report:	XXX
Loans with Conditions:	XXX

Loan Number	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	ConditionSub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
2026060265	XXX	XXX	(No Data)	ATR/QM: Exempt	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	Credit	Credit/Mtg History	Satisfied	D	A	D	A	XXX	Missing support docs for VOM/VOR (e.g. cancelled checks)	No	XXX is needed for XXX for XXX to confirm payment history.	Received VOM for the subject mortgage	Satisfied	(No Data)	Not Applicable	XXX: Credit score exceeds guidelines
- XXX Comments:  Guidelines require min score of XXX. Mid fico score XXX.

XXX: Verified cash reserves exceed guidelines
- XXX Comments:  Guidelines specify reserves required for XXX months (XXX). Total reserves verified in the amount of XXX (XXX months).

2026060381	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	Credit	Assets	Satisfied	D	A	D	A	XXX	Asset Verification In File is Incomplete Per Requirements	No	Gift letter in file is for XXX. The gift wire transfer is for XXX total funds to close. Updated gift letter was not in the loan file.	Received updated gift ltr	Satisfied	(No Data)	Not Applicable	XXX: DTI below guideline requirement - XXX Comments: The borrower DTI is XXX% and below the guide max. XXX: Credit score exceeds guidelines - XXX Comments: The qualifying credit score is XXX.